SELECTED CONSOLIDATED STATEMENTS OF OPERATIONS DATA (Schedule of General and Administrative Expenses) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Salaries and related expenses | ₪			₪ 10,442	₪ 8,922	₪ 9,126
Office maintenance | ₪			1,411	1,182	1,106
Professional fees | ₪			2,432	3,436	3,230
Vehicles | ₪			545	713	602
Depreciation and amortization | ₪			552	599	652
Bad and doubtful debts | ₪			(59)	226	(1,292)
Communication | ₪			60	136	116
Other | ₪			1,303	625	1,037
General and administrative expenses | ₪			₪ 16,686	₪ 15,839	₪ 14,577
US Dollars [Member]
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Salaries and related expenses | $		$ 2,786
Office maintenance | $		376
Professional fees | $		649
Vehicles | $		145
Depreciation and amortization | $		147
Bad and doubtful debts | $		(16)
Communication | $		16
Other | $		349
General and administrative expenses | $	[1]	$ 4,452

[1]	Convenience Translation into US Dollars.